Share Capital and Share Premium	12 Months Ended
Dec. 31, 2023
Share Capital and Share Premium [Abstract]
SHARE CAPITAL AND SHARE PREMIUM

13 SHARE CAPITAL AND SHARE PREMIUM

Group

On 21 October 2021, the Company acquired the entire shareholding of Tiziana Life Sciences Plc and its subsidiaries through a share for share exchange transaction. On this date Tiziana Life Sciences Ltd became the Group’s parent company. This transaction does not constitute a business combination under IFRS 3 “Business combinations” and has been accounted for as a group reorganization. Merger accounting has been applied to account for the insertion of the new company. Due to a share consolidation, the effect of this was a decrease in share capital of the Company with an offset posted to the merger reserve. As a common control transaction, the Group has elected to present the comparative information as if this transaction had occurred before the start of the comparative period. The share capital arising on the share for share exchange has been presented as share capital in the comparative period.

	Nominal Value	Share Capital		Share Premium	Merger Reserve
	£/$	Shares	$000	$000	$000
At January 1 2021 per 20-F annual report	£0.03	194,612,289	10,794	111,821	-
Group Reorganization
Elimination of share capital in Tiziana Life Sciences Plc	£0.03	(194,612,289)	(10,794)	(111,821)	122,615
Shares issued pursuant to share for share exchange and consolidation	$0.001	97,306,144	97	-	(97)
Elimination of other reserves in Tiziana Life Sciences Plc					(3,821)
Restated at 1 January 2021	$0.001	97,306,144	97	-	118,697
Shares issued in the period:
Conversion of warrants	$0.001	136,854	-	156	-
Conversion of Loan	$0.001	1,866,907	2	603	-
Issued in lieu of cash bonus	$0.001	2,962,709	3	14,837	-
At 31 December 2021		102,272,614	102	15,596	118,697
Shares issued in the period:
At 31 December 2022		102,272,614	102	15,596	118,697
Shares issued in lieu of fees	$.0001	450,000	1	300
Warrants Exercised	$.0001	337,501	-	573
Issuance of Stock - ATM	$.0001	27,629	-	23
At 31 December 2023		103,087,744	103	16,492	118,697

Ordinary Shares

Ordinary shares have a par value of $0.001. They entitle the holder to participate in dividends, and to share in the proceeds of winding up the company in proportion to the number of and amounts paid on the shares held. On a show of hands every holder of ordinary shares present at a meeting in person or by proxy is entitled to one vote, and upon a poll each share is entitled to one vote. The Company has 103,087,744 shares in issue and holds 1,573,510 shares in treasury.